Reporting and Accounting Policies - Additional Information (Details)	12 Months Ended
	Dec. 31, 2024 USD ($) security segment	Dec. 31, 2023 USD ($) security	Dec. 31, 2022 USD ($) security	Dec. 31, 2021 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | segment	2
Derivative, number of instruments held | security	0	0	0
Held for sale property	$ 129,000,000	$ 77,000,000
Other assets	1,559,000,000	1,348,000,000
Goodwill	228,000,000	228,000,000
Goodwill, other increase (decrease)	0
Goodwill impairment	0	0	$ 225,000,000
Goodwill, impaired, accumulated impairment loss				$ 0
Noncancelable purchase obligation, minimum commitments	1,594,000,000
2025	1,001,000,000
2026	298,000,000
2027	114,000,000
Personal Lines Segment | Personal Property
Property, Plant and Equipment [Line Items]
Goodwill impairment			225,000,000
Software licenses (internal use)
Property, Plant and Equipment [Line Items]
Other assets	121,000,000	88,000,000
Cash and Cash Equivalents
Property, Plant and Equipment [Line Items]
Open reverse repurchase commitments	127,000,000	$ 68,000,000	$ 126,000,000
Unrecorded unconditional purchase obligations reinsurance
Property, Plant and Equipment [Line Items]
2025	270,000,000
2026	56,000,000
2027	$ 15,000,000
Unrecorded unconditional purchase obligations reinsurance | Lower Limit
Property, Plant and Equipment [Line Items]
Other commitments, term	1 year
Other reinsurance contracts, minimum commitment	$ 341,000,000
Unrecorded unconditional purchase obligations reinsurance | Upper Limit
Property, Plant and Equipment [Line Items]
Other commitments, term	3 years